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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                [ ] is a restatement.
                [ ] adds new holdings entries.

                Institutional Investment Manager Filing this Report:
                              WS Partners, L.L.C.
                      c/o Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 28-11473

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                             Senior Managing Member
                                 (415) 391-8900





                               /s/ Meridee Moore
                            ------------------------
                            San Francisco, California
                               February 13, 2006


                                  Report Type:
                                  13F Notice



               List of Other Managers Reporting for this Manager:
                       Watershed Asset Management, L.L.C.
                          Form 13F File Number 28-11095